Private Placement	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

The Sponsor, Cantor and CCM purchased an aggregate of 1,060,000 Class A ordinary shares (which included the full exercise of the underwriters’ over-allotment option), or Private Placement Shares, at a price of $10.00 per share ($10,600,000 in the aggregate) in a private placement that closed simultaneously with the closing of the IPO. Of those 1,060,000 Private Placement Shares, the Sponsor purchased 960,000 shares, CCM purchased 30,000 shares and Cantor purchased 70,000 shares.

The Private Placement Shares are transferable, assignable or saleable until 30 days after the completion of the Initial Business Combination. Additionally, the Private Placement Shares will be non-redeemable so long as they are held by the Sponsor, CCM, Cantor or their permitted transferees. If the Private Placement Shares are held by holders other than the Sponsor, CCM, Cantor or their permitted transferees, the Private Placement Shares will be redeemable by the Company in all redemption scenarios.

NOTE 4. PRIVATE PLACEMENT

The Sponsor, Cantor and CCM purchased an aggregate of 1,060,000 Class A ordinary shares (which included the full exercise of the underwriters’ over-allotment option), or Private Placement Shares, at a price of $10.00 per share ($10,600,000 in the aggregate) in a private placement that closed simultaneously with the closing of the IPO. Of those 1,060,000 Private Placement Shares, the Sponsor purchased 960,000 shares, CCM purchased 30,000 shares and Cantor purchased 70,000 shares.

The Private Placement Shares are transferable, assignable or saleable until 30 days after the completion of the Initial Business Combination. Additionally, the Private Placement Shares will be non-redeemable so long as they are held by the Sponsor, CCM, Cantor or their permitted transferees. If the Private Placement Shares are held by holders other than the Sponsor, CCM, Cantor or their permitted transferees, the Private Placement Shares will be redeemable by the Company in all redemption scenarios.

NOTE 4. PRIVATE PLACEMENT

The Sponsor, Cantor and CCM purchased an aggregate of 1,060,000 Class A ordinary shares (which included the full exercise of the underwriters’ over-allotment option), or Private Placement Shares, at a price of $10.00 per share ($10,600,000 in the aggregate) in a private placement that closed simultaneously with the closing of the IPO. Of those 1,060,000 Private Placement Shares, the Sponsor purchased 960,000 shares, CCM purchased 30,000 shares and Cantor purchased 70,000 shares.

The Private Placement Shares are transferable, assignable or saleable until 30 days after the completion of the Initial Business Combination. Additionally, the Private Placement Shares will be non-redeemable so long as they are held by the Sponsor, CCM, Cantor or their permitted transferees. If the Private Placement Shares are held by holders other than the Sponsor, CCM, Cantor or their permitted transferees, the Private Placement Shares will be redeemable by the Company in all redemption scenarios.